Revenue (Details) - USD ($)		12 Months Ended
	Mar. 07, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Net excess profits percentage	50.00%
Sublease costs	$ 5,811,121	$ 93,736,647	$ 91,991,314	$ 90,873,411
Reimbursable port charges		$ 2,365,257	$ 2,027,106